LIABILITIES TO BANKS AND OTHERS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014
First year (current maturities)	$ 0
Second year	3,276
Third year	3,276
Fourth year	35,147
Total	58,497	[1]	$ 0
Bank Loan Obligations [Member]
First year (current maturities)	36,378		26,127
Second year	33,263		31,512
Third year	27,521		28,393
Fourth year	18,923		22,631
Fifth year and thereafter	23,138		25,666
Total	$ 139,223		$ 134,329

[1]	include short term accrued interest of $213